Net Investment in Direct Financing Lease (Tables)	12 Months Ended
Dec. 31, 2017
Net Investment in Direct Financing Lease [Abstract]
Schedule of Components of Leveraged Lease Investments [Table Text Block]
As at	December 31	December 31
millions of Canadian dollars	2017	2016
Total minimum lease payments to be received	$1,126	$1,194
Less: amounts representing estimated executory costs	(211)	(223)
Minimum lease payments receivable	$915	$971
Estimated residual value of leased property (unguaranteed)	183	183
Less: unearned finance lease income	(609)	(658)
Net investment in direct financing lease	$489	$496
Principal due within one year (included in “Receivables and other current assets”)	8	8
Net investment in direct financing lease – long-term	$481	$488

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
Future minimum lease payments to be received for the next five years:

For the	Year ended December 31
millions of Canadian dollars	2018	2019	2020	2021	2022
Minimum lease payments to be received	$64	$64	$64	$65	$64
Less: amounts representing estimated executory costs	(11)	(11)	(11)	(12)	(12)
Minimum lease payments receivable	$53	$53	$53	$53	$52